Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net revenues	$ 9,664	$ 8,347	$ 6,973
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	9,650	8,335	6,964
Automotive and Discrete Group (ADG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,556	3,059	2,813
Analog, MEMS & Sensors Group (AMS) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,154	2,630	1,866
Microcontrollers and Digital ICs Group (MDG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,940	2,646	2,285
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 14	$ 12	$ 9